UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13FCOVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011
Check here if Amendment [ x ];  Amendment Number:

This Amendment (Check only one):  [ ] is a restatement.
			[x ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:	Marque Millennium Capital Management, LLC
Address:	850 Third Avenue
	18th Floor
	New York, NY 10022

13F File Number:  28-6914

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:		Wilfred J. Meckel II
Title:		Senior Managing Director
Phone:		(212) 759-6800
Signature, Place, and Date of Signing:

Wilfred J. Meckel II, New York, New York, January 31, 2011
Report Type (Check only one):

[x ]	13F HOLDINGS REPORT.

[  ] 	13F NOTICE

[  ] 	13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:  0

[PAGE]
FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  73

Form 13F Information Table Value Total:  $133,986

List of Other Included Managers:	None

No.13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE Ltd.                       COM              H0023R105     1393    19870 SH       SOLE                     3070             16800
Alcoa Inc.                     COM              013817101      847    97950 SH       SOLE                    49900             48050
Amdocs Ltd.                    COM              G02602103     1977    69280 SH       SOLE                     9840             59440
Amphenol Corporation           COM              032095101     2333    51400 SH       SOLE                    15600             35800
Anadarko Petroleum             COM              032511107     3176    41610 SH       SOLE                    10490             31120
Apache Corporation             COM              037411105     1132    12500 SH       SOLE                     4550              7950
Apple Computer                 COM              037833100     3685     9100 SH       SOLE                     3250              5850
Applied Materials              COM              038222105     1186   110700 SH       SOLE                    35350             75350
Arch Coal                      COM              039380100      327    22540 SH       SOLE                     3240             19300
Archer-Daniels-Midl            COM              039483102     1447    50580 SH       SOLE                    11810             38770
Blackstone Group               COM              09253u108     3570   254800 SH       SOLE                    84600            170200
Brocade Comm. Systems          COM              111621306     1685   324650 SH       SOLE                    81350            243300
Canadian Natl. Railway         COM              136375102     2491    31710 SH       SOLE                     4580             27130
Chesapeake Energy Group        COM              165167107     1215    54490 SH       SOLE                    23490             31000
Cisco Systems                  COM              17275R102      649    35900 SH       SOLE                     5300             30600
Computer Sciences Corp.        COM              205363104     1103    46520 SH       SOLE                    14740             31780
ConocoPhillilps                COM              20825C104     1227    16833 SH       SOLE                     5668             11165
Constellation Brands           COM              21036P108     1894    91650 SH       SOLE                    31550             60100
Costco Wholesale Corp.         COM              22160K105     1775    21300 SH       SOLE                     8850             12450
Coventry Health Care Inc.      COM              222862104     1995    65680 SH       SOLE                    21630             44050
Devon Energy                   COM              25179m103      949    15301 SH       SOLE                     6975              8326
Duke Energy                    COM              26441C105      965    43850 SH       SOLE                    15750             28100
ETrade Financial Corp.         COM              269246401      153    19205 SH       SOLE                     2670             16535
El Paso Corp Com               COM              28336L109     3553   133720 SH       SOLE                    54270             79450
Ensco International PLC        COM              29358Q109     2067    44050 SH       SOLE                     6250             37800
Express Scripts                COM              302182100     3808    85200 SH       SOLE                    30000             55200
Flow Serve                     COM              34354P105     2006    20200 SH       SOLE                     7500             12700
Ford Motor Corporation         COM              345370860      403    37500 SH       SOLE                    37500
Franklin Resources Inc.        COM              354613101     1502    15640 SH       SOLE                     5840              9800
Freeport-McMoRan Cop&g Cl B    COM              35671D857     2101    57120 SH       SOLE                    23420             33700
Game Stop Corp                 COM              36467W109     1587    65770 SH       SOLE                    22770             43000
General Electric               COM              369604103     3297   184100 SH       SOLE                    62700            121400
Goldman Sachs Group            COM              38141G104     1553    17170 SH       SOLE                     5820             11350
Hartford Financial Services Gr COM              416515104      448    27550 SH       SOLE                    16100             11450
Hewlett-Packard                COM              428236103     2499    97030 SH       SOLE                    34360             62670
Home Depot                     COM              437076102     1672    39770 SH       SOLE                    14450             25320
International Business Machine COM              459200101     1219     6630 SH       SOLE                     3130              3500
JPMorgan Chase & Co.           COM              46625H100     2395    72040 SH       SOLE                    25900             46140
Jabil Circuit Inc.             COM              466313103     4125   209800 SH       SOLE                    63800            146000
Johnson & Johnson              COM              478160104     1620    24710 SH       SOLE                     9110             15600
Joy Global                     COM              481165108     4708    62800 SH       SOLE                    20790             42010
Kohls Corp.                    COM              500255104     1772    35900 SH       SOLE                    11650             24250
Laboratory Corp. new           COM              50540R409     3091    35950 SH       SOLE                    12550             23400
Lowes                          COM              548661107      831    32750 SH       SOLE                     4950             27800
MGM Resorts International      COM              552953101     1653   158500 SH       SOLE                    54500            104000
McKesson Corp.                 COM              58155Q103     1977    25370 SH       SOLE                     8570             16800
Metlife Inc.                   COM              59156R108     1339    42930 SH       SOLE                    17930             25000
Microsoft Corporation          COM              594918104     1164    44850 SH       SOLE                    12700             32150
Monster Worldwide              COM              611742107      240    30250 SH       SOLE                     4300             25950
NVIDIA Corporation             COM              67066G104     1171    84480 SH       SOLE                    36580             47900
Nabors Industries              COM              G6359F103      587    33850 SH       SOLE                     4810             29040
New York Community Bancorp     COM              649445103     2121   171450 SH       SOLE                    61350            110100
Newell Rubbermaid Inc.         COM              651229106     1493    92450 SH       SOLE                    47550             44900
Norfolk Southern               COM              655844108     1558    21380 SH       SOLE                     7630             13750
Oneok Inc. New                 COM              682680103     3745    43200 SH       SOLE                    10150             33050
Praxair Inc.                   COM              74005P104     3517    32900 SH       SOLE                    11100             21800
Prudential                     COM              744320102     2417    48220 SH       SOLE                    10850             37370
Qualcomm Inc.                  COM              747525103     1773    32417 SH       SOLE                     7867             24550
Research In Motion             COM              760975102      914    63060 SH       SOLE                     9260             53800
Sandisk                        COM              80004C101     5162   104890 SH       SOLE                    35290             69600
TEVA Pharmaceuticals Ltd.      COM              881624209     2576    63820 SH       SOLE                    10120             53700
Tellabs Inc.                   COM              879664100      805   199300 SH       SOLE                    65750            133550
Texas Instruments              COM              882508104     2342    80470 SH       SOLE                    28420             52050
The Travelers Companies Inc.   COM              89417E109     2009    33960 SH       SOLE                    11860             22100
Toll Brothers                  COM              889478103      936    45825 SH       SOLE                    15825             30000
United Technologies            COM              913017109     2432    33280 SH       SOLE                    11600             21680
Valero Energy                  COM              91913Y100      754    35800 SH       SOLE                    15500             20300
Walgreen Co.                   COM              931422109     1228    37150 SH       SOLE                    12200             24950
Weatherford Int'l.             COM              G95089101      441    30120 SH       SOLE                      120             30000
Wells Fargo                    COM              949746101     1332    48320 SH       SOLE                    16520             31800
Western Digital                COM              958102105     2329    75250 SH       SOLE                    30350             44900
Williams Companies             COM              969457100     1310    39670 SH       SOLE                    12920             26750
Zimmer Holdings Inc.           COM              98956P102     1231    23050 SH       SOLE                    10100             12950